Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Consumer Discretionary (7.9%)
VF Corp.	2,629	189
Las Vegas Sands Corp.	2,560	149
Yum! Brands Inc.	1,630	145
Ross Stores Inc.	1,184	129
Marriott International Inc.	991	123
* O'Reilly Automotive Inc.	205	76
Carnival Corp.	2,238	75
Penske Automotive Group Inc.	1,615	74
Amerco	228	74
Choice Hotels International Inc.	655	60
Columbia Sportswear Co.	700	57
* WideOpenWest Inc.	8,702	55
* Liberty Media Corp-Liberty SiriusXM	1,205	54
* Liberty Broadband Corp.	426	54
Churchill Downs Inc.	421	53
* Liberty Media Corp-Liberty Formula One	1,319	52
* WillScot Corp.	2,874	50
Pool Corp.	228	48
* Golden Entertainment Inc	2,825	46
Autoliv Inc.	683	46
Haverty Furniture Cos. Inc.	2,679	45
Rollins Inc.	1,181	44
Cable One Inc.	27	42
Johnson Outdoors Inc.	661	41
* frontdoor Inc.	916	39
Service Corp. International	798	38
* Motorcar Parts of America Inc.	2,276	38
Carriage Services Inc. Class A	1,731	37
Cato Corp. Class A	2,210	36
* Revlon Inc.	2,035	35
Gentex Corp.	1,317	35
* Noodles & Co.	4,314	35
National CineMedia Inc.	4,343	33
EW Scripps Co.	2,801	33
* Container Store Group Inc.	8,346	32
* Hudson Ltd. Class A	3,352	31
Acushnet Holdings Corp.	1,182	30
* Lindblad Expeditions Holdings Inc.	2,523	30
* Clear Channel Outdoor Holdings Inc.	14,474	30
* Lands' End Inc.	2,769	29
Standard Motor Products Inc.	658	29
* Liberty Media Corp-Liberty Braves	1,107	29
* AutoNation Inc.	670	29
Sonic Automotive Inc.	1,011	28
Matthews International Corp.	908	27

Leggett & Platt Inc.	667	26
* Chuy's Holdings Inc.	1,230	26
* Barnes & Noble Education Inc.	7,818	26
* Fiesta Restaurant Group Inc.	2,585	25
* Houghton Mifflin Harcourt Co.	4,431	24
* American Public Education Inc.	1,067	24
Viad Corp.	456	23
* Liberty TripAdvisor Holdings Inc.	5,146	22
Aaron's Inc.	564	22
* Del Taco Restaurants Inc.	3,422	22
National Presto Industries Inc.	277	22
* Grand Canyon Education Inc.	264	21
* Universal Electronics Inc.	496	21
Inter Parfums Inc.	326	20
* 1-800-Flowers.com Inc.	1,085	20
* ServiceMaster Global Holdings Inc.	519	19
* Carrols Restaurant Group Inc.	4,463	18
* Qurate Retail Group Inc. QVC Group Class A	2,695	18
Extended Stay America Inc.	1,650	18
* Live Nation Entertainment Inc.	292	18
* BJ's Wholesale Club Holdings Inc.	869	17
* Rosetta Stone Inc.	967	17
Scholastic Corp.	497	16
Ascena Retail Group Inc.	4,168	16
News Corp.	1,199	14
* Regis Corp.	1,134	14
* Liberty Global plc	771	14
Wyndham Destinations Inc.	341	14
Marriott Vacations Worldwide Corp.	140	14
* Vera Bradley Inc.	1,550	13
* Quotient Technology Inc.	1,368	12
* Bright Horizons Family Solutions Inc.	76	12
* Floor & Decor Holdings Inc. Class A	224	11
* Lovesac Co.	1,063	9
		3,092
Consumer Staples (4.4%)
* Keurig Dr Pepper Inc.	13,359	372
Sysco Corp.	2,796	186
* Monster Beverage Corp.	2,710	169
Colgate-Palmolive Co.	2,009	136
Kimberly-Clark Corp.	958	126
General Mills Inc.	1,881	92
Kraft Heinz Co.	2,691	67
J&J Snack Foods Corp.	377	61
Lancaster Colony Corp.	418	60
Flowers Foods Inc.	2,804	60
Seaboard Corp.	16	55
Weis Markets Inc.	1,429	53
* Pilgrim's Pride Corp.	2,360	50
Brown-Forman Corp.	644	40
Tootsie Roll Industries Inc.	918	29
Andersons Inc.	1,535	28
SpartanNash Co.	2,216	28
* Performance Food Group Co.	585	25
Casey's General Stores Inc.	132	22
* 22nd Century Group Inc.	26,353	19
John B Sanfilippo & Son Inc.	257	18

Turning Point Brands Inc.	358	9
Fresh Del Monte Produce Inc.	280	8
Spectrum Brands Holdings Inc	37	2
		1,715
Energy (2.6%)
Williams Cos. Inc.	6,761	129
Phillips 66	973	73
* Comstock Resources Inc.	10,292	62
CVR Energy Inc.	1,791	51
Valvoline Inc.	2,592	50
* Vivint Solar Inc.	4,048	45
* Frank's International NV	11,515	45
* Exterran Corp.	8,349	42
Kinder Morgan Inc.	2,191	42
* REX American Resources Corp.	522	36
* Talos Energy Inc.	2,508	36
* Nine Energy Service Inc.	8,420	34
Equitrans Midstream Corp.	4,787	34
Antero Midstream Corp.	7,702	34
SunCoke Energy Inc.	6,372	29
* Newpark Resources Inc.	8,230	29
* Altus Midstream Co. Class A	18,983	28
* HighPoint Resources Corp.	40,677	28
* Seadrill Ltd.	20,856	23
* Montage Resources Corp.	6,205	22
* Select Energy Services Inc.	3,138	20
* Par Pacific Holdings Inc.	1,184	20
* Matrix Service Co.	1,546	19
* KLX Energy Services Holdings Inc.	7,175	17
* Ring Energy Inc.	10,687	15
* FTS International Inc.	15,804	15
Mammoth Energy Services Inc.	12,855	14
* SandRidge Energy Inc.	6,723	14
* Forum Energy Technologies Inc.	11,436	9
* Covia Holdings Corp.	5,000	8
EOG Resources Inc.	103	6
		1,029
Financial Services (34.8%)
Moody's Corp.	1,354	325
Prologis Inc.	3,294	278
Capital One Financial Corp.	2,783	246
Allstate Corp.	2,331	245
Equity Residential	3,135	235
Aon plc	1,114	232
Welltower Inc.	3,051	228
Marsh & McLennan Cos. Inc.	2,115	221
Intercontinental Exchange Inc.	2,430	217
Chubb Ltd.	1,388	201
Prudential Financial Inc.	2,565	194
Travelers Cos. Inc.	1,594	191
Equinix Inc.	312	179
Public Storage	850	178
Progressive Corp.	2,384	174
Aflac Inc.	3,987	171
Bank of New York Mellon Corp.	4,043	161
American International Group Inc.	3,762	159

Crown Castle International Corp.	1,032	148
Simon Property Group Inc.	1,065	131
Truist Financial Corp.	2,619	121
CNA Financial Corp.	2,565	107
Brown & Brown Inc.	2,319	100
MetLife Inc.	2,322	99
PNC Financial Services Group Inc.	774	98
BlackRock Inc.	211	98
RLI Corp.	1,181	95
CME Group Inc.	472	94
* Arch Capital Group Ltd.	2,188	88
First Citizens BancShares Inc.	193	88
Healthcare Realty Trust Inc.	2,441	84
Commerce Bancshares Inc.	1,329	81
S&P Global Inc.	304	81
American National Insurance Co.	819	81
BOK Financial Corp.	1,108	80
CoreLogic Inc.	1,766	80
PS Business Parks Inc.	536	80
Glacier Bancorp Inc.	2,112	79
First Industrial Realty Trust Inc.	2,003	77
PacWest Bancorp	2,434	77
Home BancShares Inc.	4,569	77
Charles Schwab Corp.	1,854	76
JBG SMITH Properties	1,997	73
Paramount Group Inc.	6,014	73
Umpqua Holdings Corp.	4,574	70
FNB Corp.	6,970	70
Janus Henderson Group plc	3,284	70
East West Bancorp Inc.	1,777	69
Lamar Advertising Co.	811	68
Pinnacle Financial Partners Inc.	1,278	67
* Cushman & Wakefield plc	3,687	67
Stifel Financial Corp.	1,225	67
Rayonier Inc.	2,501	66
Loews Corp.	1,450	66
Hancock Whitney Corp.	1,973	66
United Bankshares Inc.	2,249	65
American Financial Group Inc.	702	65
Globe Life Inc.	694	64
Community Bank System Inc.	1,043	63
Morningstar Inc.	431	63
* Alleghany Corp.	94	63
* Enstar Group Ltd.	350	62
* Howard Hughes Corp.	576	62
First Financial Bankshares Inc.	2,149	62
Valley National Bancorp	6,628	62
* Markel Corp.	52	61
Rexford Industrial Realty Inc.	1,296	61
Hanover Insurance Group Inc.	511	61
Associated Banc-Corp	3,532	60
Hanmi Financial Corp.	3,828	60
Radian Group Inc.	2,787	59
Mid-America Apartment Communities Inc.	452	58
1st Source Corp.	1,385	58
Erie Indemnity Co.	407	58
Apple Hospitality REIT Inc.	4,440	58

Bank of Hawaii Corp.	777	58
Equity Commonwealth	1,820	57
Primerica Inc.	514	57
Bank OZK	2,240	57
Selective Insurance Group Inc.	1,019	57
Hudson Pacific Properties Inc.	1,698	55
Santander Consumer USA Holdings Inc.	2,229	54
Old Republic International Corp.	2,714	54
EastGroup Properties Inc.	422	53
ConnectOne Bancorp Inc.	2,513	53
Assured Guaranty Ltd.	1,292	53
SEI Investments Co.	959	52
Kemper Corp.	744	51
Service Properties Trust	2,830	51
Essent Group Ltd.	1,119	49
First American Financial Corp.	845	48
American Campus Communities Inc.	1,106	48
Webster Financial Corp.	1,262	48
First Hawaiian Inc.	1,989	48
Fidelity National Financial Inc.	1,210	47
Ryman Hospitality Properties Inc.	668	46
CorePoint Lodging Inc.	5,763	46
Camden Property Trust	428	45
TFS Financial Corp.	2,210	45
FirstCash Inc.	572	44
* Columbia Financial Inc.	2,822	44
Sculptor Capital Management Inc. Class A	1,930	44
Reinsurance Group of America Inc.	352	43
Axis Capital Holdings Ltd.	760	43
* Donnelley Financial Solutions Inc.	4,900	43
Global Medical REIT Inc.	3,017	42
Prosperity Bancshares Inc.	645	42
PennyMac Financial Services Inc.	1,175	41
Heritage Financial Corp.	1,776	41
Douglas Emmett Inc.	1,078	41
OneMain Holdings Inc	1,118	41
Safety Insurance Group Inc.	520	41
AvalonBay Communities Inc.	200	40
SLM Corp.	3,853	40
Independent Bank Corp.	2,023	40
New Senior Investment Group Inc.	6,508	40
Heritage Insurance Holdings Inc.	3,539	40
* On Deck Capital Inc.	11,294	39
* INTL. FCStone Inc.	864	39
Lakeland Bancorp Inc.	2,726	39
Interactive Brokers Group Inc.	768	39
BankUnited Inc.	1,300	39
BancFirst Corp.	746	38
Highwoods Properties Inc.	849	38
Popular Inc.	794	38
Lazard Ltd.	1,063	38
Tompkins Financial Corp.	479	38
Heritage Commerce Corp.	3,658	38
UMH Properties Inc.	2,584	38
Ashford Hospitality Trust Inc.	17,147	37
National Western Life Group Inc.	155	37
* St. Joe Co.	1,869	37

* Credit Acceptance Corp.	91	37
* TriState Capital Holdings Inc.	1,820	36
* Cannae Holdings Inc.	968	36
Kilroy Realty Corp.	484	35
Evercore Inc.	528	35
Eaton Vance Corp.	850	35
Allegiance Bancshares Inc.	1,054	35
Cohen & Steers Inc.	551	35
AMERISAFE Inc.	529	34
FB Financial Corp.	1,058	34
Federal Agricultural Mortgage Corp.	459	34
NBT Bancorp Inc.	1,014	34
Cass Information Systems Inc.	724	34
TriCo Bancshares	995	34
Preferred Bank	652	33
Meridian Bancorp Inc.	2,008	33
EPR Properties	559	33
Cullen/Frost Bankers Inc.	422	33
National Retail Properties Inc.	642	33
Gaming and Leisure Properties Inc.	717	32
Franklin Street Properties Corp.	4,448	32
Universal Health Realty Income Trust	294	32
Univest Financial Corp.	1,350	32
Getty Realty Corp.	1,113	32
Alexander's Inc.	101	31
Bryn Mawr Bank Corp.	940	31
Community Healthcare Trust Inc.	654	31
Park National Corp.	354	31
CatchMark Timber Trust Inc.	3,340	31
Credicorp Ltd.	169	31
Lakeland Financial Corp.	749	31
CIT Group Inc.	767	30
* Equitable Holdings Inc.	1,420	30
Investors Bancorp Inc.	2,872	30
Towne Bank	1,305	30
Southside Bancshares Inc.	930	30
Saul Centers Inc.	696	30
HCI Group Inc.	699	30
Jefferies Financial Group Inc.	1,496	29
United Fire Group Inc.	769	29
* Greenlight Capital Re Ltd.	3,454	29
Nelnet Inc.	546	29
Western Alliance Bancorp	621	29
* CBRE Group Inc.	509	29
Brightsphere Investment Group Inc.	3,020	28
Capitol Federal Financial Inc.	2,299	28
City Holding Co.	401	28
STORE Capital Corp.	850	28
Duke Realty Corp.	855	28
Life Storage Inc.	257	28
* Triumph Bancorp Inc.	818	28
Preferred Apartment Communities Inc.	2,900	28
WesBanco Inc.	896	27
Chatham Lodging Trust	1,960	27
Dime Community Bancshares Inc.	1,613	27
S&T Bancorp Inc.	820	27
HomeStreet Inc.	994	27

Armada Hoffler Properties Inc.	1,583	27
Curo Group Holdings Corp.	2,867	26
Federal Realty Investment Trust	227	26
James River Group Holdings Ltd.	651	26
First Bancorp	818	26
First Busey Corp.	1,184	26
Investors Real Estate Trust	367	26
Westamerica Bancorporation	441	26
American Homes 4 Rent	983	25
Wintrust Financial Corp.	475	25
LendingClub Corp.	2,298	25
ServisFirst Bancshares Inc.	731	25
CubeSmart	810	25
National General Holdings Corp.	1,242	24
Retail Value Inc.	869	24
* EZCORP Inc.	5,030	24
Horace Mann Educators Corp.	613	24
Boston Private Financial Holdings Inc.	2,425	24
MGIC Investment Corp.	1,960	24
Live Oak Bancshares Inc.	1,521	23
Diamond Hill Investment Group Inc.	183	23
Kearny Financial Corp.	2,098	23
Sabra Health Care REIT Inc.	1,151	23
LPL Financial Holdings Inc.	281	22
Central Pacific Financial Corp.	898	21
Brookline Bancorp Inc.	1,545	21
Provident Financial Services Inc.	1,061	21
CorEnergy Infrastructure Trust Inc.	605	21
* Customers Bancorp Inc.	1,028	21
Sunstone Hotel Investors Inc.	1,877	21
OceanFirst Financial Corp.	989	20
Heartland Financial USA Inc.	465	20
RMR Group Inc.	528	20
PJT Partners Inc.	436	20
Enterprise Financial Services Corp.	511	20
Sandy Spring Bancorp Inc.	635	20
CoreSite Realty Corp.	187	19
National Bank Holdings Corp.	633	19
* I3 Verticals Inc.	667	19
Independence Realty Trust Inc.	1,453	19
Kinsale Capital Group Inc.	151	18
Argo Group International Holdings Ltd.	316	18
Employers Holdings Inc.	458	18
Gladstone Commercial Corp.	845	16
City Office REIT Inc.	1,329	15
Vornado Realty Trust	287	15
NexPoint Residential Trust Inc.	341	15
Hamilton Lane Inc.	242	15
* Focus Financial Partners Inc.	529	14
International Bancshares Corp.	354	12
American Express Co.	109	12
Whitestone REIT	969	12
American Finance Trust Inc.	1,106	12
Goosehead Insurance Inc.	209	11
OFG Bancorp	628	11
Renasant Corp.	365	10
First Commonwealth Financial Corp.	857	10

Alexander & Baldwin Inc.	533	10
Newmark Group Inc.	1,014	10
Cowen Inc.	591	9
Sun Communities Inc.	51	8
		13,684
Health Care (13.7%)
Zoetis Inc.	2,351	313
Stryker Corp.	1,376	262
HCA Healthcare Inc.	1,780	226
* Vertex Pharmaceuticals Inc.	996	223
Becton Dickinson and Co.	646	154
* Edwards Lifesciences Corp.	747	153
* IQVIA Holdings Inc.	810	113
* Boston Scientific Corp.	2,621	98
* Regeneron Pharmaceuticals Inc.	195	87
* Moderna Inc.	3,149	82
Baxter International Inc.	852	71
* Neogen Corp.	1,121	68
* Principia Biopharma Inc.	1,042	67
West Pharmaceutical Services Inc.	441	66
* Syneos Health Inc.	1,015	64
* Marinus Pharmaceuticals Inc.	24,565	61
* Allogene Therapeutics Inc.	2,221	60
* Senseonics Holdings Inc.	41,288	58
* Akebia Therapeutics Inc.	6,125	54
STERIS plc	330	52
* OrthoPediatrics Corp.	1,124	52
Bruker Corp.	1,171	51
* Integra LifeSciences Holdings Corp.	978	51
* Y-mAbs Therapeutics Inc.	1,729	51
* Forty Seven Inc.	863	50
Bio-Techne Corp.	263	50
* Alnylam Pharmaceuticals Inc.	415	49
* Quanterix Corp.	2,135	49
* RadNet Inc.	2,349	48
* Rubius Therapeutics Inc.	5,624	47
* Surgery Partners Inc.	2,845	47
Cantel Medical Corp.	736	46
* Globus Medical Inc.	1,026	46
* Translate Bio Inc.	6,028	46
* Alkermes plc	2,140	45
Option Care Health Inc.	2,974	44
* Agios Pharmaceuticals Inc.	893	42
Danaher Corp.	293	42
* Horizon Therapeutics plc	1,211	41
* Catalent Inc.	796	41
* SI-BONE Inc.	2,087	40
* Kadmon Holdings Inc.	8,611	40
* Blueprint Medicines Corp.	736	40
* Kodiak Sciences Inc.	622	40
* FibroGen Inc.	943	39
PerkinElmer Inc.	451	39
* Illumina Inc.	145	39
* Odonate Therapeutics Inc.	1,286	38
* Charles River Laboratories International Inc.	238	37
* Cytokinetics Inc.	2,628	37
National HealthCare Corp.	492	36

* Hanger Inc.	1,580	36
Chemed Corp.	86	36
* Theravance Biopharma Inc.	1,452	35
* Bio-Rad Laboratories Inc.	98	34
* Novocure Ltd.	472	34
Hill-Rom Holdings Inc.	356	34
* Arvinas Inc.	699	33
* Intra-Cellular Therapies Inc.	1,549	33
* Rhythm Pharmaceuticals Inc.	1,712	33
* MeiraGTx Holdings plc	2,005	32
* CorVel Corp.	466	32
* Rocket Pharmaceuticals Inc.	1,647	32
* Homology Medicines Inc.	1,978	32
* BioSpecifics Technologies Corp.	557	31
* Ultragenyx Pharmaceutical Inc.	542	30
* HealthStream Inc.	1,230	30
* UNITY Biotechnology Inc.	4,635	28
LeMaitre Vascular Inc.	940	27
* ChemoCentryx Inc.	580	26
* BioDelivery Sciences International Inc.	5,306	26
* KalVista Pharmaceuticals Inc.	1,906	26
* GlycoMimetics Inc.	7,007	25
* CryoLife Inc.	967	25
* Amphastar Pharmaceuticals Inc.	1,607	25
* Apellis Pharmaceuticals Inc.	714	25
* Providence Service Corp.	398	25
* AtriCure Inc.	631	24
* Eidos Therapeutics Inc.	467	24
* Antares Pharma Inc.	7,586	24
* Abeona Therapeutics Inc.	7,634	23
* Tricida Inc.	739	23
* PRA Health Sciences Inc.	240	23
* PDL BioPharma Inc.	6,384	22
* Marker Therapeutics Inc.	8,417	21
* Denali Therapeutics Inc.	1,044	21
* Heska Corp.	216	21
* Cerus Corp.	3,938	20
* Five Prime Therapeutics Inc.	5,282	20
* Akcea Therapeutics Inc.	1,176	20
* Accuray Inc.	6,664	20
* Agenus Inc.	7,775	20
* Inovio Pharmaceuticals Inc.	4,563	20
* Avrobio Inc.	982	19
* Penumbra Inc.	114	19
* Qiagen NV	523	19
* Momenta Pharmaceuticals Inc.	662	19
* CEL-SCI Corp.	1,702	19
* Prothena Corp. plc	1,747	19
* Affimed NV	7,852	19
* Ocular Therapeutix Inc.	3,920	18
* Triple-S Management Corp.	1,211	18
* ADMA Biologics Inc.	6,064	18
* Athenex Inc.	1,428	17
* Revance Therapeutics Inc.	750	17
* BioLife Solutions Inc.	1,209	17
* Assembly Biosciences Inc.	941	17
* Dicerna Pharmaceuticals Inc.	811	16

* Accelerate Diagnostics Inc.	1,233	16
* UroGen Pharma Ltd.	569	15
* Seattle Genetics Inc.	135	15
* Cutera Inc.	611	15
* NextGen Healthcare Inc.	1,139	15
* Ionis Pharmaceuticals Inc.	289	15
Invacare Corp.	1,894	14
* AngioDynamics Inc.	1,248	14
* Kura Oncology Inc.	1,165	14
* Lexicon Pharmaceuticals Inc.	4,947	14
* Aclaris Therapeutics Inc.	11,987	14
CorMedix Inc.	2,619	14
* Xencor Inc.	402	13
* Meridian Bioscience Inc.	1,537	12
* Surmodics Inc.	346	12
Phibro Animal Health Corp.	398	10
* PolarityTE Inc.	7,369	10
* Lantheus Holdings Inc.	605	9
* MannKind Corp.	7,210	9
* Conformis Inc.	11,470	9
* Krystal Biotech Inc.	146	8
* ZIOPHARM Oncology Inc.	2,412	7
* Codexis Inc.	584	7
* ANI Pharmaceuticals Inc.	119	6
* Sage Therapeutics Inc.	105	5
* ACADIA Pharmaceuticals Inc.	15	1
		5,390
Materials & Processing (5.4%)
Air Products & Chemicals Inc.	963	212
Ecolab Inc.	816	147
LyondellBasell Industries NV	1,799	129
NewMarket Corp.	243	94
Linde plc	379	72
* RBC Bearings Inc.	401	69
MDU Resources Group Inc.	2,403	67
Silgan Holdings Inc.	2,275	65
Timken Co.	1,441	65
Sonoco Products Co.	1,221	59
Reliance Steel & Aluminum Co.	568	58
GrafTech International Ltd.	6,654	54
* Cornerstone Building Brands Inc.	6,686	49
* TimkenSteel Corp.	9,429	48
Chase Corp.	534	47
Kronos Worldwide Inc.	4,702	47
Westlake Chemical Corp.	798	45
* AdvanSix Inc.	3,061	45
* Veritiv Corp.	3,469	42
Haynes International Inc.	1,620	41
Griffon Corp.	2,134	37
RPM International Inc.	575	37
Insteel Industries Inc.	1,813	36
Gold Resource Corp.	8,746	35
Royal Gold Inc.	340	33
* Ingevity Corp.	694	31
Stepan Co.	338	30
WR Grace & Co.	514	29
Armstrong World Industries Inc.	279	28

Scotts Miracle-Gro Co.	262	28
* Univar Solutions Inc.	1,621	28
AAON Inc.	491	27
Innospec Inc.	311	27
NN Inc.	3,375	26
Quanex Building Products Corp.	1,508	25
Advanced Drainage Systems Inc.	555	23
* Gibraltar Industries Inc.	442	22
PH Glatfelter Co.	1,433	20
* Clearwater Paper Corp.	745	20
Myers Industries Inc.	1,488	20
Mueller Industries Inc.	705	20
Materion Corp.	414	19
Minerals Technologies Inc.	400	18
* Kraton Corp.	1,765	18
Watsco Inc.	104	16
Neenah Inc.	249	14
* Koppers Holdings Inc.	560	12
* Trex Co. Inc.	114	11
		2,145
Producer Durables (16.8%)
Illinois Tool Works Inc.	1,895	318
Roper Technologies Inc.	817	287
Eaton Corp. plc	2,791	253
Paychex Inc.	3,185	247
Waste Management Inc.	1,978	219
Emerson Electric Co.	3,195	205
General Dynamics Corp.	1,241	198
Johnson Controls International plc	4,768	174
Accenture plc Class A	662	120
MSA Safety Inc.	854	104
United Parcel Service Inc.	998	90
Southwest Airlines Co.	1,851	86
nVent Electric plc	3,476	83
* Paylocity Holding Corp.	598	77
* Generac Holdings Inc.	713	73
ADT Inc.	11,415	73
* Darling Ingredients Inc.	2,637	68
Helios Technologies Inc.	1,691	67
* TriNet Group Inc.	1,261	67
* Modine Manufacturing Co.	8,834	66
* Gates Industrial Corp. plc	6,225	65
Nordson Corp.	445	65
National Instruments Corp.	1,586	64
Crane Co.	926	63
Tetra Tech Inc.	758	61
Graco Inc.	1,215	60
* Aecom	1,320	59
Donaldson Co. Inc.	1,313	59
* Teledyne Technologies Inc.	173	58
Littelfuse Inc.	362	58
CRA International Inc.	1,231	57
Regal Beloit Corp.	705	55
* Covenant Transportation Group Inc.	4,408	53
* Tidewater Inc.	3,448	48
EMCOR Group Inc.	618	48
Lincoln Electric Holdings Inc.	568	47

* Navistar International Corp.	1,235	45
* Construction Partners Inc. Class A	2,591	44
Hyster-Yale Materials Handling Inc.	894	43
* Clean Harbors Inc.	618	43
* Trimble Inc.	1,067	42
Air Lease Corp.	1,083	42
Brink's Co.	528	41
ITT Inc.	665	40
* Vectrus Inc.	763	40
* Lydall Inc.	3,330	40
IDEX Corp.	266	39
* International Seaways Inc.	1,970	39
* Forrester Research Inc.	1,081	39
Otter Tail Corp.	800	39
Luxfer Holdings plc	2,467	38
* ASGN Inc.	743	38
* SP Plus Corp.	1,016	37
* CBIZ Inc.	1,412	37
Ennis Inc.	1,808	36
DHT Holdings Inc.	6,537	36
MSC Industrial Direct Co. Inc. Class A	583	36
BWX Technologies Inc.	653	36
TTEC Holdings Inc.	937	35
* Titan Machinery Inc.	3,455	35
* Napco Security Technologies Inc.	1,700	35
CSW Industrials Inc.	522	34
* Sterling Construction Co. Inc.	2,450	33
* Aegion Corp.	1,846	33
* Ducommun Inc.	743	33
* Sykes Enterprises Inc.	1,044	33
* Gardner Denver Holdings Inc.	1,001	33
Kelly Services Inc.	1,943	32
Raven Industries Inc.	1,109	32
* Huron Consulting Group Inc.	534	32
REV Group Inc.	4,033	32
* FARO Technologies Inc.	551	32
Douglas Dynamics Inc.	716	31
* Great Lakes Dredge & Dock Corp.	3,212	31
Teekay Tankers Ltd. Class A	1,879	31
* Teekay Corp.	8,221	30
* Kirby Corp.	468	30
Columbus McKinnon Corp.	959	30
* Willdan Group Inc.	953	29
Costamare Inc.	4,433	29
Xylem Inc.	369	29
Tennant Co.	394	28
Genco Shipping & Trading Ltd.	3,641	28
* Sensata Technologies Holding plc	684	28
Marten Transport Ltd.	1,421	28
GasLog Ltd.	4,874	27
Encore Wire Corp.	551	27
Franklin Electric Co. Inc.	514	27
* SEACOR Holdings Inc.	708	26
ESCO Technologies Inc.	289	26
* TriMas Corp.	1,033	26
* DXP Enterprises Inc.	917	26
* Thermon Group Holdings Inc.	1,465	26

* MYR Group Inc.	1,002	26
* American Superconductor Corp.	3,719	25
* CryoPort Inc.	1,514	25
Hubbell Inc.	189	25
Resources Connection Inc.	1,974	25
Park Aerospace Corp.	1,776	25
Barrett Business Services Inc.	406	24
McGrath RentCorp	339	24
EnPro Industries Inc.	430	23
Primoris Services Corp.	1,206	23
Carlisle Cos. Inc.	151	22
Trinity Industries Inc.	1,066	22
Automatic Data Processing Inc.	135	21
Macquarie Infrastructure Corp.	532	21
FLIR Systems Inc.	490	21
* Axon Enterprise Inc.	265	21
* Team Inc.	1,595	20
Landstar System Inc.	193	20
Federal Signal Corp.	670	19
Scorpio Bulkers Inc.	5,920	19
* Casella Waste Systems Inc.	393	19
ACCO Brands Corp.	2,230	18
Standex International Corp.	275	17
* CAI International Inc.	703	17
* BrightView Holdings Inc.	1,241	17
Matson Inc.	521	17
AGCO Corp.	284	17
Insperity Inc.	252	17
Kforce Inc.	556	17
* ExlService Holdings Inc.	224	17
* Mesa Air Group Inc.	2,875	17
Knoll Inc.	925	16
Nordic American Tankers Ltd.	4,848	16
MAXIMUS Inc.	244	15
Badger Meter Inc.	254	15
Kadant Inc.	168	15
* CIRCOR International Inc.	422	15
US Ecology Inc.	360	15
Flowserve Corp.	376	15
Woodward Inc.	141	15
RR Donnelley & Sons Co.	7,044	13
HNI Corp.	384	13
* TrueBlue Inc.	840	13
AZZ Inc.	329	12
Toro Co.	141	10
H&E Equipment Services Inc.	377	9
* Enerpac Tool Group Corp. Class A	416	9
* Colfax Corp.	262	9
Heartland Express Inc.	483	9
* Astronics Corp.	340	7
		6,604
Technology (8.8%)
TE Connectivity Ltd.	2,793	231
HP Inc.	4,532	94
* Ceridian HCM Holding Inc.	1,176	83
Amphenol Corp. Class A	900	83
Pegasystems Inc.	855	77

L3Harris Technologies Inc.	383	76
SYNNEX Corp.	587	73
Dolby Laboratories Inc.	1,048	69
* Silicon Laboratories Inc.	735	65
* VirnetX Holding Corp.	11,018	62
Perspecta Inc.	2,408	60
* Agilysys Inc.	1,701	55
* Telenav Inc.	8,810	53
* Manhattan Associates Inc.	753	51
* Limelight Networks Inc.	10,023	51
* Black Knight Inc.	755	50
Maxar Technologies Inc.	3,295	50
* Verint Systems Inc.	900	49
* Synchronoss Technologies Inc.	10,015	49
* ACI Worldwide Inc.	1,765	49
* Nuance Communications Inc.	2,158	47
PC Connection Inc.	1,129	46
* Tyler Technologies Inc.	145	45
QAD Inc.	919	45
Blackbaud Inc.	653	44
Ubiquiti Inc.	321	44
* Calix Inc.	4,751	43
* NCR Corp.	1,679	42
* Avid Technology Inc.	5,709	42
Cohu Inc.	2,061	42
* SolarWinds Corp.	2,295	42
MKS Instruments Inc.	414	41
* Semtech Corp.	1,032	41
Simulations Plus Inc.	1,242	40
* Harmonic Inc.	6,568	40
* Anterix Inc.	834	39
* Cornerstone OnDemand Inc.	922	38
Avnet Inc.	1,231	38
Science Applications International Corp.	469	38
j2 Global Inc.	410	36
* Endurance International Group Holdings Inc.	9,518	35
* RealPage Inc.	551	35
* Inseego Corp.	5,018	35
* ViaSat Inc.	605	35
CTS Corp.	1,311	34
Cognex Corp.	764	34
* EPAM Systems Inc.	151	34
* Model N Inc.	1,147	33
* A10 Networks Inc.	4,902	33
* Qualys Inc.	409	33
* Casa Systems Inc.	9,972	33
* CEVA Inc.	1,085	31
* Akoustis Technologies Inc.	4,257	31
* Arrow Electronics Inc.	451	30
Monolithic Power Systems Inc.	187	30
* OneSpan Inc.	1,793	30
* Axcelis Technologies Inc.	1,225	29
* CalAmp Corp.	3,027	29
* PAR Technology Corp.	1,008	27
* Mercury Systems Inc.	360	26
* comScore Inc.	7,292	26
* Aspen Technology Inc.	236	25

* Immersion Corp.	3,579	25
* FormFactor Inc.	1,087	24
* Photronics Inc.	1,941	24
* Inovalon Holdings Inc.	1,224	24
* Amkor Technology Inc.	2,130	22
* MobileIron Inc.	5,476	22
NIC Inc.	1,207	22
ADTRAN Inc.	2,726	22
Jabil Inc.	673	22
* ScanSource Inc.	733	21
* Veeco Instruments Inc.	1,544	21
* Cargurus Inc.	790	20
Comtech Telecommunications Corp.	704	20
* Zix Corp.	2,377	19
* LiveRamp Holdings Inc.	503	18
* Rubicon Project Inc.	1,421	16
Methode Electronics Inc.	520	16
* Meet Group Inc.	2,977	15
* SecureWorks Corp.	1,084	15
* Verra Mobility Corp. Class A	988	15
* Virtusa Corp.	335	15
* ePlus Inc.	183	14
* Intelligent Systems Corp.	378	14
* Mitek Systems Inc.	1,545	13
CSG Systems International Inc.	301	13
Entegris Inc.	231	12
* Digital Turbine Inc.	1,767	11
* Digimarc Corp.	536	11
Sabre Corp.	673	9
* Teradata Corp.	358	7
AVX Corp.		—
		3,473
Utilities (4.9%)
* T-Mobile US Inc.	2,600	234
Public Service Enterprise Group Inc.	4,187	215
Xcel Energy Inc.	2,047	128
American Electric Power Co. Inc.	1,349	120
Sempra Energy	858	120
Southern Co.	1,788	108
ONE Gas Inc.	997	82
Avangrid Inc.	1,641	82
Spire Inc.	995	75
PNM Resources Inc.	1,555	73
NorthWestern Corp.	992	70
* GCI Liberty Inc. Class A	960	66
ALLETE Inc.	909	63
New Jersey Resources Corp.	1,569	55
Southwest Gas Holdings Inc.	727	47
Ormat Technologies Inc.	610	42
ATN International Inc.	777	42
Middlesex Water Co.	673	40
IDACORP Inc.	393	38
Portland General Electric Co.	663	36
* ORBCOMM Inc.	10,819	36
Black Hills Corp.	477	34
Unitil Corp.	596	34
MGE Energy Inc.	436	31

National Fuel Gas Co.		619	23
Chesapeake Utilities Corp.		243	21
Shenandoah Telecommunications Co.		434	19
			1,934
Total Common Stocks (Cost $41,007)			39,066
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund (Cost $194)	1.706%	1,945	194
Total Investments (99.8%) (Cost $41,201)			39,260
Other Asset and Liabilities-Net (0.2%)[2]			77
Net Assets (100%)			39,337
Cost rounded to $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Cash of $17,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	1	148	(11)
Micro E-mini S&P 500 Index	March 2020	1	15	(2)
				(13)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

U.S. Liquidity Factor ETF

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.